2 Accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies
Basis of preparation and presentation of the financial statements

2.1	Basis of preparation and presentation of the consolidated financial statements

The consolidated financial statements have been prepared under the historical cost convention and were adjusted, when required, to reflect the fair value of assets and liabilities.

The consolidated financial statements presented in this 20-F are not equivalent to the statutory financial statements of the Company as issued under the requirements of the Brazilian jurisdiction. The date of authorization for issue of these consolidated financial statements is different from the date when the consolidated financial statements were issued in Brazil, there are differences due to adjusting and non adjusting events after the reporting period, under IAS 10 – Events after the Reporting Period.

The statutory financial statements (parent company and consolidated) for the year ended December 31, 2019 were authorized for issue on April 3, 2020, in accordance with the accounting practices adopted in Brazil and the International Financial Reporting Standards (“IFRS”), filed with the Brazilian Securities and Exchange Commission (Comissão de Valores Mobiliários – “CVM”) on April 3, 2020.

The preparation of financial statements requires the use of certain estimates. It also requires Management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 3.

The issue of these consolidated financial statements was authorized by the Executive Board on June 12, 2020.

2.1.1	Consolidated financial statements

The consolidated financial statements were prepared and presented in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

(a)	Consolidation

The consolidated financial statements comprises the financial statements of the Braskem S.A. and the following entities:

		Total and voting interest - %
		Headquarters	2019	2018	2017
Direct and Indirect subsidiaries
BM Insurance Company Limited ("BM Insurance")	(i)	Bermuda	100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00	100.00
Braskem International GmbH ("Braskem Austria")	(ii)	Austria			100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.66	63.66
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.66	63.66
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00

Specific Purpose Entity ("SPE")
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")	(iii)	Brazil	100.00	100.00

(i)	Created in October 2018.
(ii)	Terminated in June 2018.
(iii)	Multi-asset fund created in December 2018.

Functional and foreign currency
2.2	Functional and foreign currency

(a)	Functional and presentation currency

The functional currency of the Company is the real. The presentation currency is also real, unless otherwise stated. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

(b)	Functional currency other than the Brazilian real

Transactions in foreign currencies are translated into the respective functional currency of the Braskem’s entities at the exchange rates on the transaction dates. Monetary assets and liabilities denominated and measured in foreign currency on the reporting date are re-translated into the functional currency at the exchange rate on said date. Non-monetary assets and liabilities measured at fair value in foreign currency are re-translated into the functional currency at the exchange rate on the date on which the fair value was determined. Non-monetary items that are measured based on the historical cost in foreign currencies are translated at the exchange rate on the date of the transaction. The differences in foreign currencies resulting from conversion are generally recognized in the profit or loss.

Assets and liabilities from foreign operations are translated into Brazilian real at the exchange rates determined on the reporting date. Revenues and expenses from foreign operations are translated into Brazilian real at the exchange rates determined on the transaction dates. Differences in foreign currencies generated by translation into the reporting currency are recognized in other comprehensive income and accrued in asset valuation adjustments in equity.

The results and financial position of an entity whose functional currency is not the currency of a hyperinflationary economy must be translated into the reporting currency. The assets and liabilities for each balance sheet reported (including the comparative balance sheets) must be translated using the closing quote of the exchange rate on the respective reporting dates, and the income and expenses for each comprehensive statement of operations or statement of operations reported (including comparative statements) must be translated using the exchange rates in effect on the transaction dates. All exchange variation gains and losses must be recognized in other comprehensive income.

The subsidiaries with a functional currency different from that of the Braskem S.A. are listed below:

Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa , Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso

(c)	Exchange variation effects

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

	End of period rate at December 31			Average rate
								Variation
	2019	2018	Variation	2019	2018	2017	2019-2018	2018-2017
U.S. dollar - Brazilizan real	4.0307	3.8748	4.02%	3.9461	3.6558	3.1925	7.94%	14.51%
Euro - Brazilizan real	4.5305	4.4390	2.06%	4.4159	4.3094	3.6089	2.47%	19.41%
Mexican peso - Brazilizan real	0.2134	0.1972	8.22%	0.2049	0.1901	0.1694	7.80%	12.24%
U.S. dollar - Mexican peso	18.8858	19.6655	-3.96%	19.2568	19.2363	18.9142	0.11%	1.70%
U.S. dollar - Euro	0.8926	0.8729	2.26%	0.8930	0.8471	0.8871	5.42%	-4.50%

(d)	Hyperinflationary economy

In July 2018, the International Accounting Standards Board (IASB) issued a report updating the list of countries with hyperinflationary economies in which Argentina was included. IAS 29 - Financial Reporting in Hyperinflationary Economies) details the procedures that must be carried out at Braskem Argentina after such change in scenario. According to IAS 21 – Effects of changes in foreign exchange rates and conversion of financial statements, the conversion procedure for a balance sheet from a hyperinflationary economy differs from the procedures for a non-inflationary economy. For converting the balance sheet of Braskem Argentina, assets, liabilities, equity, income and expenses (including comparative balances) must be translated into the reporting currency using the closing quote of the exchange rate on the reporting date.

Consolidation
2.3	Consolidation

2.3.1	Business combinations

Business combinations are recognized using the acquisition method when control is transferred to the Company. The consideration transferred generally is measured at fair value, as also is the identifiable net assets acquired. Any goodwill arising from the transaction is tested annually for impairment loss. Gains on bargain purchase are immediately recognized in the profit or loss. Transaction costs are recognized into the result as incurred, except any costs associated with issuances of debt or equity instruments. Any contingent consideration payable is measured at its fair value on the acquisition date. If the contingent consideration is classified as an equity instruments, it is not remeasured and the settlement is recognized in equity. Other contingent considerations are remeasured at fair value on each reporting date and subsequent changes to fair value are recognized in the income statement for the fiscal year.

2.3.2	Subsidiaries

The Company controls an entity when it is exposed to, or entitled to, the variable returns originating from its involvement with the entity and has the capacity to affect such returns by exercising its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements as from the date the Company obtains control until the date of the loss of control.

2.3.3	Investments in entities with accounting treatment using the equity method

The Company’s investments in entities with accounting treatment using the equity method consist of their interests in associated companies. Associated companies are those over which the Company, directly or indirectly, holds significant influence, but not control or joint control, over the financial and operational policies. Such investments are initially recognized at cost, which includes the expenses with the transaction. After initial recognition, the financial statements include the Company’s interest in the net profit or loss for the fiscal year and other comprehensive income in the investee until the date on which the significant influence or joint control ceases to exist.

2.3.4	Transactions eliminated in consolidation

Intragroup balances and transactions and any unrealized revenues or expenses arising from intragroup transactions are eliminated. Unrealized gains originating from transactions with investees recorded using the equity method are eliminated against the investment proportionately to the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment loss.

Employee benefits
2.4	Employee benefits

2.4.1	Short-term benefits for employees

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

2.4.2	Share-based payment agreement

The fair value at the issue date of share-based payments granted to employees is recognized as personnel expenses, with a corresponding increase in shareholders' equity, during the period the employees acquire the full right to the award. The amount recognized as an expense is adjusted to reflect the number of awards for which there is an expectation that the service and performance requirements will be fulfilled, so that the final amount recognized as an expense is based on the number of awards that effectively fulfill the service and performance conditions on the vesting date. For share-based payment awards with non-vesting conditions, the fair value at the grant date of the share-based awards is measured to reflect such conditions and no further adjustments are made for the differences between the expected and actual results. The fair value of the amount payable to employees related to rights on stock price appreciation, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities during the period in which the employees acquire the full right to the payment. The liabilities are remeasured on each reporting date and on the settlement date, based on the fair value of the rights to stock price appreciation. Any changes in the fair value of the liability are recognized in the income statement as personnel expenses.

2.4.3	Defined benefit plan

The Company’s net obligation for defined benefit plans is calculated for each of the plans based on the estimated amount of future benefit that employees will receive in return for services rendered in the current and prior periods. Such amount is discounted to its present value and is reported net of the fair value of any of the plan’s assets. The calculation of the obligation of the defined benefit plan is made annually by a qualified accountant using the projected unit credit method. When calculations results in a potential asset for the Company, the asset to be recognized is limited to the present value of economic benefits available as future plan reimbursements or as a reduction in future contributions to the plan. To calculate the present value of economic benefits, any applicable minimum cost requirements are taken into account. Remeasurements of net obligation, which include: actuarial gains and losses, return on plan assets (excluding interest) and the effects of the asset cap (if any, excluding interest), are immediately recognized in other comprehensive income.

Changes in key accounting policies
2.5	Changes in key accounting policies

(a)	IFRS 16 – Leases

For its transition, the Company adopted the modified retrospective approach, i.e., it applied the requirements of the lease standard to all existing agreements on the initial adoption date, i.e. January 1, 2019. Therefore, information and balances were not restated for comparison purposes.

After the date of the first-time application, on January 1, 2019, leases were recognized as a right-of-use asset and a corresponding liability on the date on which the leased asset becomes available to the Company. For each right-of-use asset measured, an equivalent liability was recorded.The payment is recorded as a reduction of the lease liability. The financial cost of the lease liability is recorded in the profit and loss during the enforceable term of the lease, applying a constant interest rate on the remaining balance of the liability. The right-of-use asset is depreciated using the straight-line method considering the shortest period between the useful life of the asset and the enforceable term of the lease.

Definition of a Lease

Previously, the Company determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determinig whether an Arrengement contains a Lease. The Company now assesses whether a contract is or contains a lease based on the definition of a lease, according to IFRS 16 Leases

As a lessee

To determine the enforceable term of the lease, the management considers all facts and circumstances that create an economic incentive for exercising the option of extension or create economic disincentives for not exercising the option of early termination.

When adopting IFRS 16, the Company recognized its lease liabilities in relation to the lease agreements previously classified as “operating leases” under IAS 17. Up to the financial statements for 2018, the payments of these leases, net of any incentives received from the lessor, were recognized as profit or loss during the lease period.

For leases previously classified as “financial leases” the Company recognized the lease asset and liability considering the amount immediately prior to the date of first-time adoption.

On the date of adoption, the assets and liabilities from lease agreements were measured at their present value, considering the outstanding payments of each agreement, discounting by the Company´s incremental borrowing rate on January 1, 2019. The weighted average incremental rate applied upon first-time adoption was 5.58% p.a.. The lease liability considers the net present value of the following lease payments:

·	Fixed payments discounting any incentive received;
·	Variable payments based on rates or indexes;
·	Expected payables to the lessor referring to the guaranteed residual amount;
·	Exercise price of a purchase option, if it is reasonably certain that lessee will exercise such option; and
·	Payment of fines for termination of the lease if the contractual terms provide for lessee’s exercise option.

Commitments of operating leases as of December 31, 2018	3,257,982

Lease liability recognized on January 1, 2019
Lease commitments discounted at the incremental rate on the date of initial application	2,177,138
(Plus) Financial leases as of December 31, 2018	100,557
(Minus): short-term leases recognized immediately in profit or loss	(103,929)
(Minus): low value contracts recognized immediately in profit or loss	(1,071)
(Plus): Extension options reasonably certain to be exercised	119,770
Total	2,292,465

The right-of-use assets were measured by the amount of the lease liabilities, adjusted by any amount of advanced payments and provisions for lease payments related to the lease recognized on January 1, 2019.There were no onerous leases that required adjustment to the right-of-use assets on the date of first-time adoption.

Upon first-time adoption, the Company used the following practical expedients permitted under IFRS 16:

·	Not to reevaluate whether the contract is or contains any lease on the initial adoption date. Instead, applied the standard to agreements that were previously identified as leases;
·	Opt not to separate non-lease components from lease components, considering them, therefore, as a single lease component;
·	Not to record contracts, that on the date of the initial adoption date, will end within 12 months; as long as the Company is not reasonably certain to exercise the purchase option at the end of the contract;
·	Not to record low-value agreements (R$30 for companies in Brazil and US$10 for foreign subsidiaries), in accordance with the policy defined by Management;
·	Excluded the direct initial costs from measuring the right of use asset on the initial adoption date;
·	Used hindsight, such as determining the term of the lease, if the contract contains options to postpone or terminate the lease, among others; and

·	Applied a single discount rate to the lease portfolio with reasonably similar characteristics (such as leases with similar remaining lease terms, for a similar class of underlying asset in a similar economic environment and similar financing currencies – “portfolios”).

Leases classified as finance leases under IAS 17

The Company leases some equipments classified as finance leases under IAS 17. For these finance leases, the carrying amount of the right-of-use asset and the lease liability at 1 January 2019 were determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.

(b)	IFRIC 23 – Uncertainty on Income Tax Treatment

The new interpretation establishes requirements for recognition and measurement in situations where the Company has defined, during the process of calculating taxes on net income (income tax and social contribution), the use of tax treatments that could be construed as uncertain and, therefore, could be questioned by tax authorities.

The Company concluded the analyses of the application of this standard and did not identify any impacts on the consolidated financial statements.

New or revised pronouncements not yet in effective
2.6	New or revised pronouncements not yet in effective

New standards and amendments of standards come into force in annual periods starting after January 1, 2020 and their early adoption is permitted. The Company did not early adopt the following new standards and intepretations for preparing these consolidated financial statements:

- Changes to references to the conceptual structure of IFRS;

- Definition of business (changes to IFRS 13);

- Definition of materiality (amendments to IAS 1 and IAS 8);

- IFRS 17 – Insurance agreements.

The amended standards and interpretations are not expected to produce a significant impact on the consolidated financial statements.

Change in the presentation of provision, expense method by function
2.7	Change in the presentation of provision, expense method by function

In the year ended December 31, 2019, the Company changed the classification of the profit sharing expenses in order to report the effects of this expense by function for better presentation of the consolidated financial statements.

The Company has reclassified the prior year financial statements to conform to the current year presentation. In the year ended December 31, 2018, the amounts related to this item were reclassified from “Other expenses” (R$375,360) to “cost of goods sold” (R$145,437, “selling and distribution expenses” (R$50,306), “general and administrative expenses” (R$160,182) and research and development (R$19,435). For the year ended December 31, 2017 the effect of the reclassification was not material.